Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Income tax expenses	¥ 0	$ 0	¥ 0	¥ 0
Income tax expenses if the tax holidays granted to Beijing Sunlands and Previous WFOE were not available	0
Uncertain tax positions	¥ 0		0	0
Income tax rate outside the PRC	25.00%	25.00%
Hong Kong
Income Taxes [Line Items]
Income tax expenses	¥ 0		¥ 0	¥ 0
Hong Kong | For the First 2 Million Profits
Income Taxes [Line Items]
Statutory income tax rate	8.25%	8.25%
Hong Kong | For the Remaining Profits
Income Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%
China
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Deferred income tax expense	¥ 0
China | subsidiaries and the Variable Interest Entities
Income Taxes [Line Items]
Statutory income tax rate	25.00%	25.00%
Operating loss carryforwards	¥ 1,677,243
Expiration start date	Dec. 31, 2019	Dec. 31, 2019
Expiration end date	Dec. 31, 2028	Dec. 31, 2028
China | 2015 | Beijing Shangzhi Jiaye Education Technology Co., Ltd
Income Taxes [Line Items]
Preferential income tax rate description	From 2015, Previous WFOE qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, was entitled to preferential income tax rate of 15% from 2015 through 2017.	From 2015, Previous WFOE qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, was entitled to preferential income tax rate of 15% from 2015 through 2017.
Preferential income tax rate	15.00%	15.00%
Preferential income tax exemption approved start year	2015	2015
Preferential income tax exemption approved end year	2017	2017
China | 2016 | Beijing Sunlands
Income Taxes [Line Items]
Preferential income tax rate description	In 2016, Beijing Sunlands obtained HNTE qualification and was entitled to preferential income tax rate of 15% from 2016 through 2018.	In 2016, Beijing Sunlands obtained HNTE qualification and was entitled to preferential income tax rate of 15% from 2016 through 2018.
Preferential income tax rate	15.00%	15.00%
Preferential income tax exemption approved start year	2016	2016
Preferential income tax exemption approved end year	2018	2018